Investment Objectives and Goals	Dec. 31, 2025
Foreign Smaller Companies Series
Prospectus [Line Items]
Risk/Return [Heading]	Foreign Smaller Companies Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital growth.
International Equity Series
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital growth.